Offerings	Feb. 19, 2025 USD ($) shares
Offering: 1
Offering:
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Stock, $0.01 par value per share
Offering: 2
Offering:
Rule 457(o)	true
Security Type	Equity
Security Class Title	Preferred Stock, $0.01 par value per share
Offering: 3
Offering:
Rule 457(o)	true
Security Type	Debt
Security Class Title	Debt Securities
Offering: 4
Offering:
Rule 457(o)	true
Security Type	Other
Security Class Title	Depositary Shares
Offering: 5
Offering:
Rule 457(o)	true
Security Type	Other
Security Class Title	Warrants
Offering: 6
Offering:
Rule 457(o)	true
Security Type	Other
Security Class Title	Purchase Contracts
Offering: 7
Offering:
Rule 457(o)	true
Security Type	Other
Security Class Title	Units
Offering: 8
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Unallocated (Universal) Shelf
Maximum Aggregate Offering Price	$ 100,000,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 15,310
Offering Note
(1)
Claros Mortgage Trust, Inc. is re
giste
ring the following securities having an aggregate offering price of up to $250,000,000 for issuance and sale from time to time in one or more offerings by Claros Mortgage Trust, Inc.: (i) an indeterminate number of common stock of Claros Mortgage Trust, Inc., (ii) an indeterminate number of preferred stock of Claros Mortgage Trust, Inc., (iii) an indeterminate principal amount of debt securities of Claros Mortgage Trust, Inc., (iv) an indeterminate number of depositary shares of Claros Mortgage Trust, Inc., (v) an indeterminate number of warrants of Claros Mortgage Trust, Inc. to purchase common stock, preferred stock or depositary shares, (vi) an indeterminate number of purchase contracts of Claros Mortgage Trust, Inc. and (vii) an indeterminate number of units Claros Mortgage Trust, Inc. In addition, Claros Mortgage Trust is registering up to 16,058,983 shares of common stock of Claros Mortgage Trust, Inc. to be offered and sold from time to time in one or more offerings by the selling securityholders. If any debt securities are issued at an original issue discount, then the principal amount of such debt securities shall be in such greater amount as shall result in an aggregate initial offering price not to exceed $250,000,000, less the aggregate dollar amount of all securities previously issued hereunder. The securities registered also include such indeterminate amount of all securities previously issued hereunder. The securities registered also include such indeterminate number of rights to acquire common stock or preferred stock of Claros Mortgage Trust, Inc. under any shareholder rights plan then in effect, if applicable under the terms of any such plan. The securities registered also include such indeterminate number of securities as may be issued upon conversion of or exchange of other securities or that are represented by depositary shares, upon exercise of warrants or pursuant to the antidilution provisions of any such securities. In addition, pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), the stock being registered hereunder include such indeterminate number of common stock and preferred stock as may be issuable with respect to the stock being registered hereunder as a result of share splits, share dividends or similar transactions.

(2)	See offering note 1.
The warrants covered by this Registration Statement may be preferred stock warrants, common stock warrants or depositary share warrants.
(3)	See offering note 1.
In U.S. dollars or the equivalent thereof denominated in one or more foreign currencies or units of two or more foreign currencies or composite currencies (such as European Currency Units).
(4)
The registrant previously paid a fee of (i) $22,140 related to the at the market offering, issuance and sale of up to $150,000,000 of shares of the registrant’s common stock pursuant to pursuant to an At-The-Market Sales Agreement, dated May 10, 2024 and (ii) $25,943.81 related to the registration of an aggregate of 16,058,983 shares of the registrant’s common stock for resale by certain selling securityholders, which is applied to the registrant’s total registration fee.

Offering: 9
Offering:
Fee Previously Paid	true
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Stock, $0.01 par value per share
Maximum Aggregate Offering Price	$ 150,000,000
Amount of Registration Fee	$ 22,140
Offering: 10
Offering:
Fee Previously Paid	true
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.01 par value per share
Amount Registered | shares	16,058,983
Maximum Aggregate Offering Price	$ 235,424,690.78
Amount of Registration Fee	$ 25,943.81
Offering Note
(4)
The registrant previously paid a fee of (i) $22,140 related to the at the market offering, issuance and sale of up to $150,000,000 of shares of the registrant’s common stock pursuant to pursuant to an At-The-Market Sales Agreement, dated May 10, 2024 and (ii) $25,943.81 related to the registration of an aggregate of 16,058,983 shares of the registrant’s common stock for resale by certain selling securityholders, which is applied to the registrant’s total registration fee.